Registration No. 2-94935



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 22

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. ____

                              CORTLAND TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                     600 Fifth Avenue, New York, N.Y. 10020
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 830-5220


                                 Steven W. Duff
                            c/o Cortland Trust, Inc.
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

                      COPY TO: Jules Buchwald,  Esq.
                               Kramer, Levin, Naftalis, Nessen, Kamin & Frankel 919 Third Avenue
                               New York, N.Y. 10022

It is proposed that this filing will become effective (check appropriate box)

      [X]   immediately upon filing pursuant to paragraph (b)

      [ ]   on (date) pursuant to paragraph (b)

      [ ]   60 days after filing pursuant to paragraph (a)

      [ ]   on (date) pursuant to paragraph (a) of Rule 485

      [ ]   75 days after filing pursuant to paragraph (a)(2)

      [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485


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   CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

----------------------------------------------------------------------

                             Proposed        Proposed
                              Maximum        Maximum
Securities      Amount       Offering        Aggregate       Amount of
 Being          Being        Price per       Offering     Registration
Registered      Registered       Unit         Price            Fee


CAPITAL         215,529.885.00  $1.00*       215,529.885.00    $74,320.65**
STOCK


$.001 par value


----------------------------------------------------------------------


* Estimated solely for the purposes of determining the amount of the registration fee.


** Calculated pursuant to Rule 24e-2(a) under the Investment Company Act of 1940. 5,429,093,383.42 shares were redeemed during the fiscal year ended March 31, 1995, none of which are being used for "reduction" in this amendment, none of which were previously so used in filings pursuant to Rule 24e-2(a) or 24f-2(c) during the current fiscal year ending March 31, 1996. Fee of $74,320.65 was previously paid on November 17, 1995 via Fedwire.


EXHIBIT: Opinion of Kramer, Levin,  Naftalis,  Nessen, Kamin & Frankel (filed as
     Exhibit A to Post-Effective Amendment No. 21 to Registration Statement on Form N-1A Reg. No. 2-94935 on November 17, 1995 and incorporated herein by reference).

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 7th day of December, 1995.


                                                  CORTLAND TRUST, INC.



                                                  By:  /S/Steven W. Duff
                                                       Steven W. Duff
                                                       President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated below on December 7, 1995.


     SIGNATURE                               CAPACITY

(1) Principal Executive Officer


    /S/Steven W. Duff
    Steven W. Duff                           President


(2) Principal Financial and Accounting Officer


    /S/Richard De Sanctis
    Richard De Sanctis                       Vice Preisdent and Treasurer


(3) Majority of the Directors

    /S/Kenneth C. Ebbitt
    Kenneth C. Ebbitt                        Chariman and Director

*   Owen Daly II        Director
*   Albert R. Dowden    Director
    David C. Melnicoff  Director
*   James L. Schultz    Director


By:  /S/Jules Buchwald
     Jules Buchwald
     Attorney-in-Fact*


* An executed copy of the power of attorney was filed as an Exhibit to Post-Effective Amendment No. 10 to Registration Statement No. 2-94935 on March 4, 1991.